Selling, Administrative and General Expenses (Details) - ILS (₪)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Selling Administrative And General Expenses
Management fees (see also Note 15(1))	₪ 210,000	₪ 420,000
Communication		1,746
Professional services	200,636	176,615
Maintenance and electricity		808
Office expenses	15,729
Other expenses	3,747
Taxes and fees		2,715
Travel and parking		342
Depreciation expenses	1,976	1,641
Selling, General and Administrative Expense	₪ 432,088	₪ 603,867